Share-Based Compensation (Details Textual)		12 Months Ended
	Nov. 15, 2017	Dec. 31, 2017 USD ($) Director shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period		10 years
Reverse split of ordinary shares	1-for-7
Reverse split of ordinary shares, ratio	0.1429
Compensation cost not yet recognized | $		$ 217,000
Weighted-average remaining service period		2 years 9 months 18 days
fairr value of options vested | $		$ 669,000	$ 171,000	$ 177,000
Number of Shares, Granted		91,562
Share based compensation expense | $		$ 2,170,000	300,000	99,000
Exercisable and expected to vest options, subject to repuchase conditions		35,595
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $		$ 2,132,000	$ 83,000	$ 37,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of board of directors | Director		2
Performance Based Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted			0	0
Performance Based Options | Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted		58,600
Performance Based Options | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $		$ 568,000
Restricted Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | $		$ 1,495,000
2013 Equity Incentive Plan [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant		0
Share options expiration period		10 years
Common stock reserved for future issuance		0
2010 Equity Incentive Plan [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period		10 years
Common stock reserved for future issuance		465,558